Property and Equipment - Schedule of Depreciation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation Expense [Abstract]
Depreciation expense	$ 5,101		$ 5,101